Share capital, Weighted Average Common Shares Outstanding (Q3) (Details) - USD ($)	3 Months Ended		9 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Apr. 30, 2025	Apr. 30, 2024
Share capital [Abstract]
Net Income (Loss)	$ 3,522,625	$ (1,717,619)	$ (5,091,435)	$ (6,828,193)
Weighted average number of shares [Abstract]
Issued common shares at the beginning of the period (in shares)	28,343,067	11,638,712	11,638,713	11,457,741
Effect of common shares issued during the period (in shares)	803,206	0	10,885,479	169,120
Weighted average number of shares - Basic (in shares)	29,146,273	11,638,712	22,524,192	11,626,861
Restricted Stock Units in issuance (in shares)	1,483,167	0	0	0
Weighted average number of shares - Diluted (in shares)	30,629,440	11,638,712	22,524,192	11,626,861
Net income (loss) per share - Basic (in dollars per share)	$ 0.12	$ (0.15)	$ (0.23)	$ (0.59)
Net income (loss) per share - Diluted (in dollars per share)	$ 0.12	$ (0.15)	$ (0.23)	$ (0.59)